Expense Example (dei_DocumentInformationDocumentAxis, (Delaware Mid Cap Value Fund), USD $)	0 Months Ended
Feb. 28, 2013
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 695
Expense Example, with Redemption, 3 Years	1,112
Expense Example, with Redemption, 5 Years	1,553
Expense Example, with Redemption, 10 Years	2,776
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	786
Expense Example, with Redemption, 5 Years	1,396
Expense Example, with Redemption, 10 Years	3,043
Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	482
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	2,020
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	656
Expense Example, with Redemption, 5 Years	1,187
Expense Example, with Redemption, 10 Years	$ 2,640